Share-based payments - Disclosure of Number and Weighted Average Remaining Contractual Life of Founders' Warrants, Warrants, and Free Shares Oustanding (Details)																					12 Months Ended
	Apr. 20, 2021 shares € / shares	Apr. 01, 2021 shares	Mar. 17, 2021 shares	Jul. 27, 2020 shares	Mar. 17, 2020 shares € / shares	Mar. 11, 2020 shares € / shares	Mar. 29, 2019 shares € / shares	Jul. 27, 2018 shares € / shares	Mar. 06, 2018 shares € / shares	Jan. 07, 2017 shares € / shares	Nov. 03, 2016 shares € / shares	Feb. 02, 2016 shares € / shares	Jun. 25, 2015 shares € / shares	Jun. 10, 2015 shares € / shares	Feb. 10, 2015 shares € / shares	Sep. 16, 2014 shares € / shares	Aug. 28, 2013 shares € / shares	Apr. 10, 2013 shares € / shares	Dec. 18, 2012 shares € / shares	May 04, 2012 shares € / shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards outstanding (in shares)																					2,972,860	2,414,654	2,338,013
BSPCE
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																					0	0
Number of awards outstanding (in shares)																					715,291	718,767	751,585
Awards exercised during the period (in shares)																					0	0
Number of awards lapsed or cancelled during the period (in shares)																					3,476	32,818
BSPCE 2012-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																			100,000		0	0
Grant price (in euro per share) | € / shares																			€ 0
Exercise price (in euros per share) | € / shares																			€ 6.63
Number of awards outstanding (in shares)																					100,000	100,000	100,000
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0	0
Number of awards lapsed or cancelled (in shares)																					0
Number of awards lapsed or cancelled during the period (in shares)																					0	0
BSPCE 08-2013
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																	50,000				0	0
Grant price (in euro per share) | € / shares																	€ 0
Exercise price (in euros per share) | € / shares																	€ 5.92
Number of awards outstanding (in shares)																					50,000	50,000	50,000
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0	0
Number of awards lapsed or cancelled (in shares)																					0
Number of awards lapsed or cancelled during the period (in shares)																					0	0
BSPCE 09-2014
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																97,200					0	0
Grant price (in euro per share) | € / shares																€ 0
Exercise price (in euros per share) | € / shares																€ 18.68
Number of awards outstanding (in shares)																					86,150	86,150	92,100
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0	0
Number of awards lapsed or cancelled (in shares)																					11,050
Number of awards lapsed or cancelled during the period (in shares)																					0	5,950
BSPCE 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)															71,650						0	0
Grant price (in euro per share) | € / shares															€ 0
Exercise price (in euros per share) | € / shares															€ 18.57
Number of awards outstanding (in shares)																					68,450	68,450	70,950
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0	0
Number of awards lapsed or cancelled (in shares)																					3,200
Number of awards lapsed or cancelled during the period (in shares)																					0	2,500
BSPCE 2015-3
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)														53,050							0	0
Grant price (in euro per share) | € / shares														€ 0
Exercise price (in euros per share) | € / shares														€ 20.28
Number of awards outstanding (in shares)																					30,350	30,700	38,400
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0	0
Number of awards lapsed or cancelled (in shares)																					22,700
Number of awards lapsed or cancelled during the period (in shares)																					350	7,700
BSPCE 2016 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)												126,400
Grant price (in euro per share) | € / shares												€ 0
Exercise price (in euros per share) | € / shares												€ 14.46
Number of awards outstanding (in shares)																					100,567
Number of awards, exercised (in shares)																					333
Awards exercised during the period (in shares)																					0
Number of awards lapsed or cancelled (in shares)																					25,500
Number of awards lapsed or cancelled during the period (in shares)																					350
BSPCE 2016 Performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)												129,250
Grant price (in euro per share) | € / shares												€ 0
Exercise price (in euros per share) | € / shares												€ 14.46
Number of awards outstanding (in shares)																					100,274
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0
Number of awards lapsed or cancelled (in shares)																					28,976
Number of awards lapsed or cancelled during the period (in shares)																					1,426
BSPCE 2017 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)										117,650
Grant price (in euro per share) | € / shares										€ 0
Exercise price (in euros per share) | € / shares										€ 15.93
Number of awards outstanding (in shares)																					99,500
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0
Number of awards lapsed or cancelled (in shares)																					18,150
Number of awards lapsed or cancelled during the period (in shares)																					1,350
BSPCE 2017 Performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)										80,000
Grant price (in euro per share) | € / shares										€ 0
Exercise price (in euros per share) | € / shares										€ 15.93
Number of awards outstanding (in shares)																					80,000
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0
Number of awards lapsed or cancelled (in shares)																					0
Number of awards lapsed or cancelled during the period (in shares)																					0
BSA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																					78,103	18,000
Number of awards outstanding (in shares)																					263,251	263,028	251,028
Awards exercised during the period (in shares)																					0	0
Number of awards lapsed or cancelled during the period (in shares)																					77,880	6,000
BSA 04-12
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																				52,500	0	0
Grant price (in euro per share) | € / shares																				€ 0.60
Exercise price (in euros per share) | € / shares																				€ 6.00
Number of awards outstanding (in shares)																					30,000	30,000	30,000
Number of awards, exercised (in shares)																					22,500
Awards exercised during the period (in shares)																					0	0
Number of awards lapsed or cancelled (in shares)																					0
Number of awards lapsed or cancelled during the period (in shares)																					0	0
BSA 2013
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																		10,000			0	0
Grant price (in euro per share) | € / shares																		€ 2.50
Exercise price (in euros per share) | € / shares																		€ 6.37
Number of awards outstanding (in shares)																					6,000	6,000	6,000
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0	0
Number of awards lapsed or cancelled (in shares)																					4,000
Number of awards lapsed or cancelled during the period (in shares)																					0	0
BSA 2014
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																14,000					0	0
Grant price (in euro per share) | € / shares																€ 4.87
Exercise price (in euros per share) | € / shares																€ 17.67					€ 40
Number of awards outstanding (in shares)																					10,000	10,000	10,000
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0	0
Number of awards lapsed or cancelled (in shares)																					4,000
Number of awards lapsed or cancelled during the period (in shares)																					0	0
BSA 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)															26,000						0	0
Grant price (in euro per share) | € / shares															€ 4.87
Exercise price (in euros per share) | € / shares															€ 17.67
Number of awards outstanding (in shares)																					21,000	21,000	21,000
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0	0
Number of awards lapsed or cancelled (in shares)																					5,000
Number of awards lapsed or cancelled during the period (in shares)																					0	0
BSA 2015-2(a)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)													64,000								0	0
Grant price (in euro per share) | € / shares													€ 5.00
Exercise price (in euros per share) | € / shares													€ 19.54
Number of awards outstanding (in shares)																					64,000	64,000	64,000
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0	0
Number of awards lapsed or cancelled (in shares)																					0
Number of awards lapsed or cancelled during the period (in shares)																					0	0
BSA 2015-2(b)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)													6,000								0	0
Grant price (in euro per share) | € / shares													€ 2.80
Exercise price (in euros per share) | € / shares													€ 19.54
Number of awards outstanding (in shares)																					0	0	6,000
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0	0
Number of awards lapsed or cancelled (in shares)																					6,000
Number of awards lapsed or cancelled during the period (in shares)																					0	6,000
BSA 2016 ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)												18,103
Grant price (in euro per share) | € / shares												€ 1.67
Exercise price (in euros per share) | € / shares												€ 13.74
Number of awards outstanding (in shares)																					0
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0
Number of awards lapsed or cancelled (in shares)																					18,103
Number of awards lapsed or cancelled during the period (in shares)																					18,103
BSA 2016 performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)												18,105
Grant price (in euro per share) | € / shares												€ 1.67
Exercise price (in euros per share) | € / shares												€ 13.74
Number of awards outstanding (in shares)																					0
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0
Number of awards lapsed or cancelled (in shares)																					18,105
Number of awards lapsed or cancelled during the period (in shares)																					18,105
BSA 2016-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)											8,000										0	0
Grant price (in euro per share) | € / shares											€ 2.03
Exercise price (in euros per share) | € / shares											€ 15.01
Number of awards outstanding (in shares)																					0	8,000	8,000
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0	0
Number of awards lapsed or cancelled (in shares)																					8,000
Number of awards lapsed or cancelled during the period (in shares)																					8,000	0
BSA 2017
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)										18,000											0	0
Grant price (in euro per share) | € / shares										€ 2.26
Exercise price (in euros per share) | € / shares										€ 15.76
Number of awards outstanding (in shares)																					18,000	18,000	18,000
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0	0
Number of awards lapsed or cancelled (in shares)																					0
Number of awards lapsed or cancelled during the period (in shares)																					0	0
BSA 2018-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)									28,000												0	0
Grant price (in euro per share) | € / shares									€ 1.62
Exercise price (in euros per share) | € / shares									€ 13.55
Number of awards outstanding (in shares)																					28,000	28,000	28,000
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0	0
Number of awards lapsed or cancelled (in shares)																					0
Number of awards lapsed or cancelled during the period (in shares)																					0	0
BSA 2018-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)								5,820													0	0
Grant price (in euro per share) | € / shares								€ 2.36
Exercise price (in euros per share) | € / shares								€ 16.102
Number of awards outstanding (in shares)																					5,820	5,820	5,820
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0	0
Number of awards lapsed or cancelled (in shares)																					0
Number of awards lapsed or cancelled during the period (in shares)																					0	0
BSA 2019-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)							18,000														0	0
Grant price (in euro per share) | € / shares							€ 1.15
Exercise price (in euros per share) | € / shares							11.66
Number of awards outstanding (in shares)																					18,000	18,000	18,000
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0	0
Number of awards lapsed or cancelled (in shares)																					0
Number of awards lapsed or cancelled during the period (in shares)																					0	0
BSA 2020
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)					18,000																0	18,000
Grant price (in euro per share) | € / shares					€ 0.29
Exercise price (in euros per share) | € / shares					6.59
Number of awards outstanding (in shares)																					18,000	18,000	0
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0	0
Number of awards lapsed or cancelled (in shares)																					0
Number of awards lapsed or cancelled during the period (in shares)																					0	0
BSA 2021 (a)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)	48,103																				48,103
Grant price (in euro per share) | € / shares	€ 2.95
Exercise price (in euros per share) | € / shares	€ 13.47						€ 13.47
Number of awards outstanding (in shares)																					14,431	0
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0
Number of awards lapsed or cancelled (in shares)																					33,672
Number of awards lapsed or cancelled during the period (in shares)																					33,672
BSA 2021 (b)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)	30,000																				30,000
Grant price (in euro per share) | € / shares	€ 0.68
Exercise price (in euros per share) | € / shares	€ 13.64				€ 13.64
Number of awards outstanding (in shares)																					30,000	0
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0
Number of awards lapsed or cancelled (in shares)																					0
Number of awards lapsed or cancelled during the period (in shares)																					0
AGA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)																					362,515	50,000
Number of awards outstanding (in shares)																					410,512	446,500	746,250
Awards exercised during the period (in shares)																					393,750	322,083
Number of awards lapsed or cancelled during the period (in shares)																					4,753	27,667
AGA 2018-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)			24,500						396,250												0	0
Grant price (in euro per share) | € / shares									€ 0
Exercise price (in euros per share) | € / shares									€ 0
Number of awards outstanding (in shares)																					0	24,500	355,250
Number of awards, exercised (in shares)																					340,583
Awards exercised during the period (in shares)																					24,500	316,083
Number of awards lapsed or cancelled (in shares)																					55,667
Number of awards lapsed or cancelled during the period (in shares)																					0	14,667
AGA 2018-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)				6,000				6,000													0	0
Grant price (in euro per share) | € / shares								€ 0
Exercise price (in euros per share) | € / shares								€ 0
Number of awards outstanding (in shares)																					0	0	6,000
Number of awards, exercised (in shares)																					6,000
Awards exercised during the period (in shares)																					0	6,000
Number of awards lapsed or cancelled (in shares)																					0
Number of awards lapsed or cancelled during the period (in shares)																					0	0
AGA 2019-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)		369,250					438,250														0	0
Grant price (in euro per share) | € / shares							€ 0
Exercise price (in euros per share) | € / shares							€ 0
Number of awards outstanding (in shares)																					0	372,000	385,000
Number of awards, exercised (in shares)																					369,250
Awards exercised during the period (in shares)																					369,250	0
Number of awards lapsed or cancelled (in shares)																					69,000
Number of awards lapsed or cancelled during the period (in shares)																					2,750	13,000
AGA 2020
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)						50,000															0	50,000
Grant price (in euro per share) | € / shares						€ 0
Exercise price (in euros per share) | € / shares						€ 0
Number of awards outstanding (in shares)																					50,000	50,000	0
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0	0
Number of awards lapsed or cancelled (in shares)																					0
Number of awards lapsed or cancelled during the period (in shares)																					0	0
AGA 2021
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Number of awards issued (in shares)	362,515																				362,515
Grant price (in euro per share) | € / shares	€ 0
Exercise price (in euros per share) | € / shares	€ 0
Number of awards outstanding (in shares)																					360,512	0
Number of awards, exercised (in shares)																					0
Awards exercised during the period (in shares)																					0
Number of awards lapsed or cancelled (in shares)																					2,003
Number of awards lapsed or cancelled during the period (in shares)																					2,003